Debt - Schedule of Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018	Sep. 04, 2018
Lines of credit				$ 1,000,000
Debt issuance costs		$ (15,573)	$ (30,000)
Total lines of credit	1,616,668	456,995	531,804
Convertible notes payable	560,000
Less: current portion of long-term convertible notes payable	(498,002)
Noncurrent portion of long-term convertible notes payable	1,136,495	1,061,495	961,494
Total long-term debt		6,208,678
Less: current portion of long-term debt	(821,092)	(1,365,675)	(313,572)
Noncurrent portion of long-term debt	821,271	42,492	56,688
Notes payable	2,667,513	3,282,021	3,464,191
Less: current portion of long-term debt - related parties	(1,214,698)	(1,686,352)	(932,701)
Noncurrent portion of long-term debt - related parties	1,452,815	1,595,669	2,531,490
Senior Convertible Notes Payable [Member]
Senior convertible notes payable - related parties	1,428,161	1,428,161
Convertible notes payable
Debt issuance costs	(353,664)	(366,666)	(466,667)
Total convertible notes payable	1,634,497	1,061,495	961,494		$ 1,428,161
Less: current portion of long-term convertible notes payable
Noncurrent portion of long-term convertible notes payable	1,136,495	1,061,495	961,494
Notes Payable [Member]
Debt issuance costs	(148,278)	(212,848)	0
Notes payable	1,790,641	1,621,015	370,250
Total long-term debt	1,642,363	1,408,167
Less: current portion of long-term debt	(821,092)	(1,365,675)	(313,572)
Noncurrent portion of long-term debt		42,492	$ 56,688
Secured Line of Credit [Member]
Lines of credit	1,153,800
Receivables Financing [Member]
Lines of credit	$ 462,868	$ 472,567